Assets and Liabilities - Summary of Amounts Recognized in Statement of Profit or Loss (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Depreciation and impairment expense of right-of-use assets	kr 2,991	kr 3,007
Interest expense on lease liabilities	624	567	kr 351
Gain on lease modification and disposals	(365)		216
Total amount recognized in the Statement of Profit or Loss	6,489	3,574	2,625
R&D
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Depreciation and impairment expense of right-of-use assets	5,386	2,441	1,847
G&A
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Depreciation and impairment expense of right-of-use assets	kr 844	kr 566	kr 211